Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments

As of March 31, 2021 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS — 86.5%
		COMMUNICATIONS — 1.8%
	$2,977,500	1236904 B.C. Ltd. Term Loan, 5.614% (1-Month USD Libor+550 basis points), 3/4/2027[1,2,3,4]	$2,799,535
		CM Acquisitions Holdings Inc.
	304,084	Delayed Draw, 5.750% (3-Month EUR Libor+450 basis points), 5/6/2025[3,4]	299,154
	827,521	Incremental Term Loan, 5.750% (3-Month EUR Libor+475 basis points), 5/6/2025[3,4]	814,104
	2,647,754	Term Loan, 5.750% (3-Month EUR Libor+475 basis points), 5/6/2025[3,4]	2,604,826
GBP	1,772,638	CSL DualCom Ltd Term Loan, 5.500% (6-Month GBP Libor+550 basis points), 9/25/2027[3,4,5]	2,376,957
	4,029,238	HPS Technology Senior Secured Loan Term Loan, 9.000% (3-Month USD Libor+800 basis points), 12/29/2023[2,3,4,6]	3,932,427
	9,925,000	HPS Telecommunications Senior Secured Loan Term Loan, 7.500% (3-Month USD Libor+600 basis points), 5/30/2025[2,3,4,6]	9,740,508
	2,000,000	Lifesize Term Loan, 9.000% (3-Month USD Libor+800 basis points), 3/2/2026[3,4]	1,970,000
			24,537,511
		CONSUMER DISCRETIONARY — 12.2%
		Apex Service Partners
	1,788,778	Delayed Draw, 1.000%, 7/31/2025[2,4,7]	1,764,217
	718,737	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 7/31/2025[2,3,4]	708,869
	9,469,332	Term Loan, 6.500% (3-Month USD Libor+550 basis points), 7/31/2025[2,3,4]	9,339,313
		Archimede
EUR	1,500,000	Delayed Draw, 6.000% (3-Month EUR Libor+600 basis points), 10/27/2027[3,4,5]	1,717,387
EUR	2,500,000	Term Loan, 6.000% (3-Month EUR Libor+600 basis points), 10/27/2027[3,4,5]	2,862,311
		Bendon
	1,800,000	Revolver, 0.500%, 12/11/2025[4,7]	1,782,000
	13,117,500	Term Loan, 7.500% (3-Month USD Libor+650 basis points), 12/11/2025[3,4]	12,986,325
	453,952	Cambium Learning Group, Inc. Term Loan, 4.754% (3-Month USD Libor+450 basis points), 12/18/2025[1,2,3]	455,060
	3,007,125	CHOPT Creative Salad Company Term Loan, 8.750% (1-Month USD Libor+640 basis points), 1/22/2024[3,4]	2,968,909
	7,980,000	Discovery Education, Inc. Term Loan, 5.750% (3-Month USD Libor+475 basis points), 10/30/2026[3,4]	7,850,620
	18,000,000	Empire Resorts Term Loan, 12.680% (3-Month USD Libor+1,250 basis points), 3/19/2022[3,4]	17,463,553
		Fleetwash, Inc.
	276,131	Delayed Draw, 1.000%, 10/1/2024[2,4,7]	275,110
	221,663	Delayed Draw, 5.750% (3-Month USD Libor+475 basis points), 10/1/2024[2,3,4]	220,843

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$982,368	Guidehouse LLP Term Loan, 4.645% (1-Month USD Libor+450 basis points), 5/1/2025[1,2,3,4]	$984,298
7,465,518	Hightower Holding LLC Term Loan, 6.000% (3-Month USD Libor+500 basis points), 1/31/2025[1,2,3,4]	7,384,351
	HPS Consumer Senior Secured Loan
4,756,195	Term Loan, 7.000% (3-Month USD Libor+600 basis points), 11/18/2022[2,3,4,6]	4,775,330
5,025,270	Term Loan, 9.000% (3-Month USD Libor+600 basis points), 6/27/2025[2,3,4,6]	4,758,967
987,500	Huskies Parent, Inc. Term Loan, 4.115% (3-Month USD Libor+400 basis points), 8/1/2026[1,2,3,4]	977,670
982,368	KC Culinarte Intermediate LLC Term Loan, 4.750% (3-Month USD Libor+375 basis points), 8/24/2025[1,2,3,4]	973,818
8,977,500	MAG DS Corp. Term Loan, 6.500% (1-Month USD Libor+525 basis points), 4/1/2027[1,2,3,4]	8,713,289
1,845,211	Oak Parent, Inc. Term Loan, 5.500% (3-Month USD Libor+450 basis points), 7/9/2024[1,2,3,4]	1,781,404
	Obagi Cosmeceuticals
2,000,000	Revolver, 0.500%, 3/16/2026[4,7]	1,960,000
2,000,000	Revolver, 8.500% (3-Month USD Libor+750 basis points), 3/16/2026[3,4]	1,960,000
11,000,000	Term Loan, 8.500% (3-Month USD Libor+750 basis points), 3/16/2026[3,4]	10,780,000
	Pool & Electrical Products, LLC
2,535,879	Revolver, 1.000%, 10/28/2026[2,4,7]	2,513,809
3,121,596	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 10/28/2026[2,3,4]	3,094,428
4,300,216	Term Loan, 6.500% (3-Month USD Libor+550 basis points), 10/28/2026[2,3,4]	4,262,791
966,133	Pre-Paid Legal Services, Inc. Term Loan, 3.396% (3-Month USD Libor+325 basis points), 5/1/2025[1,2,3]	955,143
1,979,950	RCS Consumer Discretionary Senior Secured Loan Term Loan, 6.000% (3-Month USD Libor+500 basis points), 6/6/2025[2,3,4,6]	1,932,980
	Regent Holding Company, LLC
2,345,865	Revolver, 0.500%, 2/25/2026[4,7]	2,304,812
12,104,323	Term Loan, 8.750% (1-Month USD Libor+775 basis points), 2/25/2026[3,4]	11,892,498
473,684	Revolver, 8.750% (1-Month USD Libor+775 basis points), 2/25/2026[3,4]	465,395
979,899	Spring Education Group, Inc. Term Loan, 4.470% (3-Month USD Libor+425 basis points), 7/30/2025[1,2,3,4]	938,459
	Wheel Pros, Inc.
5,948,905	Term Loan, 6.250% (1-Month USD Libor+525 basis points), 11/6/2027[1,2,3,4]	5,945,217
15,000,000	Term Loan, 6.250% (1-Month USD Libor+525 basis points), 11/6/2027[1,3,4]	14,990,700
8,000,000	Woof Holdings, Inc. Term Loan, 8.000% (1-Month USD Libor+725 basis points), 12/21/2028[1,3,4]	7,851,167
		162,591,043

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		CONSUMER STAPLES — 2.6%
	$4,987,500	Black Rock Coffee Term Loan, 6.500% (3-Month USD Libor+700 basis points), 6/23/2025[2,3,4]	$4,969,063
	3,673,705	C.P. Converters, Inc. Term Loan, 7.500% (3-Month USD Libor+650 basis points), 6/18/2023[2,3,4]	3,623,339
	4,974,811	Easy Ice, LLC Term Loan, 4.769% (3-Month USD Libor+450 basis points), 12/31/2024[2,3,4]	4,943,968
	1,229,963	Hoffmaster Group, Inc. Term Loan, 5.000% (3-Month USD Libor+400 basis points), 11/23/2023[1,2,3,4]	1,141,713
	9,455,464	HPS Consumer Staples Senior Secured Loan Term Loan, 7.000% (3-Month USD Libor+600 basis points), 9/1/2026[2,3,4,6]	9,244,657
	3,766,499	JUUL Labs, Inc. Term Loan, 9.500% (3-Month USD Libor+800 basis points), 8/2/2023[3,4]	3,763,890
		Purfoods, LLC
	3,000,000	Delayed Draw, 1.000%, 8/12/2026[2,4,7]	2,973,890
	4,477,500	Term Loan, 7.000% (3-Month USD Libor+625 basis points), 8/12/2026[2,3,4]	4,438,532
			35,099,052
		ENERGY — 0.0%

	492,500	Kamc Holdings, Inc. Term Loan, 4.190% (3-Month USD Libor+400 basis points), 8/14/2026[1,2,3,4]	484,515
		FINANCIALS — 3.7%
GBP	10,791,367	Apus Bidco Limited Term Loan, 5.590% (3-Month GBP Libor+550 basis points), 2/9/2028[3,4,5]	14,467,335
		Dreamstart BidCo
EUR	10,504	Term Loan, 0.500%, 3/30/2027[4,5,7]	12,044
EUR	616,852	Term Loan, 5.500% (6-Month EUR Libor+450 basis points), 3/30/2027[3,4,5]	704,389
		Helibron Midco B.V.
EUR	322,466	Term Loan, 5.250% (3-Month EUR Libor+525 basis points), 9/17/2026[3,4,5]	372,801
EUR	859,908	Term Loan, 5.250% (3-Month EUR Libor+525 basis points), 9/18/2026[3,4,5]	994,133
		HPS Financials Senior Secured Loan
	4,348,391	Term Loan, 8.000% (3-Month USD Libor+725 basis points), 6/29/2023[2,3,4,6]	4,099,391
EUR	3,570,450	Term Loan, 5.750% (3-Month EUR Libor+575 basis points), 8/3/2025[2,3,4,5]	4,187,229
	4,517,888	Term Loan, 5.819% (3-Month USD Libor+575 basis points), 8/3/2025[2,3,4,5]	6,228,133
	9,950,000	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 10/2/2025[3,4]	9,726,234
	1,082,246	Kwor Acquisition, Inc. Term Loan, 4.115% (1-Month USD Libor+400 basis points), 6/3/2026[1,2,3,4]	1,082,246
		Riveron Acquisition Holdings, Inc.
	4,584,557	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	4,615,273
	873,213	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 5/22/2025[3,4]	879,064

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		FINANCIALS (Continued)
	$1,500,000	StarCompliance Term Loan, 7.750% (3-Month USD Libor+675 basis points), 1/12/2027[3,4]	$1,477,500
			48,845,772
		GOVERNMENTS — 1.4%
		GOVDELIVERY Holdings, LLC
	1,341,004	Delayed Draw, 0.500%, 1/29/2027[4,7]	1,330,946
	536,402	Revolver, 0.500%, 1/29/2027[4,7]	528,356
	4,789,261	Term Loan, 7.500% (3-Month USD Libor+650 basis points), 1/29/2027[3,4]	4,717,422
		LOC Performance Products
	1,875,000	Revolver, 0.500%, 12/22/2026[4,7]	1,849,255
	10,598,437	Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/22/2026[3,4]	10,452,916
			18,878,895
		HEALTH CARE — 16.4%
	12,000,000	American Renal Associates Holdings, Inc. Term Loan, 7.250% (3-Month USD Libor+625 basis points), 1/29/2027[3,4]	11,729,630
	7,960,000	Angel Medflight Term Loan, 8.000% (3-Month USD Libor+700 basis points), 10/12/2025[2,3,4]	7,911,323
		Barracuda Dental LLC
	2,988,506	Delayed Draw, 8.000% (3-Month USD Libor+700 basis points), 6/30/2022[3,4]	2,970,262
	390,804	Revolver, 1.000%, 10/23/2025[4,7]	384,495
	919,540	Delayed Draw, 1.000%, 10/23/2025[4,7]	908,046
	528,736	Revolver, 8.000% (3-Month USD Libor+700 basis points), 10/23/2025[3,4]	520,200
	6,996,264	Term Loan, 8.000% (3-Month USD Libor+700 basis points), 10/23/2025[3,4]	6,883,318
		Bearcat Buyer, Inc.
	252,582	Delayed Draw, 5.250% (3-Month USD Libor+425 basis points), 7/9/2024[2,3,4]	252,582
	734,153	Term Loan, 5.250% (3-Month USD Libor+425 basis points), 7/9/2024[2,3,4]	734,153
	1,965,000	Confluent Health LLC Term Loan, 5.111% (3-Month USD Libor+500 basis points), 6/24/2026[1,2,3,4]	1,965,000
		DCA Holdings LLC
	3,954,802	Delayed Draw, 1.000%, 3/12/2027[2,3,4,7]	3,925,141
	16,045,198	Term Loan, 7.250% (3-Month USD Libor+650 basis points), 3/12/2027[2,3,4]	16,004,520
		HPS Healthcare Senior Secured Loan
	9,910,286	Term Loan, 6.500% (3-Month USD Libor+575 basis points), 6/27/2024[2,3,4,6]	9,906,426
	9,925,000	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 7/2/2025[2,3,4,6]	9,759,051
GBP	7,523,888	HPS Technology Senior Secured Loans Term Loan, 6.309% (6-Month GBP Libor+625 basis points), 9/15/2027[3,4,5,6]	10,136,869
		Integrated Oncology Network, LLC
	699,641	Delayed Draw, 0.500%, 6/24/2024[2,4,7]	691,801
	83,957	Revolver, 7.000% (3-Month USD Libor+550 basis points), 6/24/2024[2,3,4]	83,016

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$4,163,565	Term Loan, 7.000% (3-Month USD Libor+550 basis points), 6/24/2024[2,3,4]	$4,116,906
	Marquee Dental
2,566,278	Delayed Draw, 0.500%, 8/30/2024[4,7]	2,559,857
285,260	Delayed Draw, 11.500% (3-Month USD Libor+1000 basis points), 8/30/2024[3,4]	284,546
5,205,499	Term Loan, 11.500% (3-Month USD Libor+1000 basis points), 8/30/2024[3,4]	5,153,337
	MedData
8,612,866	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 10/31/2026[2,3,4]	8,526,737
1,204,664	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 10/31/2026[3,4]	1,192,617
1,869,821	OB Hospitalist Group, Inc. Term Loan, 5.000% (3-Month USD Libor+400 basis points), 8/1/2024[1,2,3,4]	1,869,821
4,802,671	Pediatric Home Respiratory Services, LLC Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/4/2024[2,3,4]	4,802,671
	Pediatric Therapy Services, LLC
128,186	Delayed Draw, 1.000%, 3/9/2027[2,3,4,7]	125,466
918,665	Term Loan, 7.250% (3-Month USD Libor+575 basis points), 3/9/2027[2,3,4]	899,172
	Pentech Holdings, Inc.
892,857	Revolver, 0.500%, 11/12/2025[4,7]	888,737
9,084,375	Term Loan, 7.250% (3-Month USD Libor+625 basis points), 11/12/2025[3,4]	9,019,674
	Pinnacle Treatment Centers, Inc.
285,714	Revolver, 1.000%, 12/31/2022[2,4,7]	285,714
228,571	Delayed Draw, 1.000%, 12/31/2022[2,4,7]	228,571
341,143	Delayed Draw, 6.750% (3-Month USD Libor+625 basis points), 12/31/2022[2,3,4]	341,143
4,026,071	Term Loan, 6.750% (3-Month USD Libor+625 basis points), 12/31/2022[2,3,4]	4,026,071
	Premier Imaging LLC
2,933,932	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 1/2/2025[3,4]	2,933,932
4,974,579	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 1/2/2025[2,3,4]	4,974,578
	D4C Dental Brands, Inc.
714,286	Revolver, 1.000%, 12/30/2026[4,7]	700,902
2,500,000	Delayed Draw, 1.000%, 12/30/2026[4,7]	2,476,491
178,125	Delayed Draw, 7.500% (3-Month USD Libor+650 basis points), 12/30/2026[3,4]	176,450
6,590,625	Term Loan, 7.500% (3-Month USD Libor+650 basis points), 12/30/2026[3,4]	6,467,137
848,176	Q-Centrix LLC Term Loan, 6.000% (3-Month USD Libor+500 basis points), 11/30/2024[3,4]	839,695
1,000,000	Quantum Health, Inc. Term Loan, 5.750% (1-Month USD Libor+500 basis points), 12/22/2027[1,2,3,4]	986,290
	Spear Education, LLC
1,562,500	Delayed Draw, 1.000%, 2/26/2025[2,4,7]	1,523,869
3,403,125	Term Loan, 6.000% (6-Month USD Libor+500 basis points), 2/26/2025[2,3,4]	3,318,986

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$1,797,628	SSCP Pegasus Midco Limited Term Loan, 6.780% (6-Month USD Libor+675 basis points), 11/16/2027[3,4,5]	$2,406,925
	The PromptCare Companies, Inc.
575,715	Revolver, 0.500%, 12/30/2025[2,4,7]	575,715
86,496	Delayed Draw, 1.000%, 12/30/2025[2,4,7]	86,496
465,387	Delayed Draw, 6.250% (1-Month USD Libor+525 basis points), 12/30/2025[2,3,4]	465,387
383,592	Delayed Draw, 6.250% (1-Month USD Libor+525 basis points), 12/30/2025[2,3,4]	383,592
115,143	Revolver, 6.250% (1-Month USD Libor+525 basis points), 12/30/2025[2,3,4]	115,143
3,335,276	Term Loan, 6.250% (1-Month USD Libor+525 basis points), 12/30/2025[2,3,4]	3,335,276
	The Smilist Company
582,039	Revolver, 0.500%, 12/22/2020[4,7]	577,057
2,910,197	Delayed Draw, 0.500%, 12/22/2025[4,7]	2,899,861
5,341,376	Term Loan, 8.000% (3-Month USD Libor+700 basis points), 12/22/2025[3,4]	5,295,660
	Troy Gastro
591,133	Revolver, 0.500%, 11/25/2025[4,7]	585,222
2,561,576	Delayed Draw, 0.500%, 11/25/2025[4,7]	2,535,961
2,364,532	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 11/25/2025[3,4]	2,340,887
4,482,759	Term Loan, 7.000% (3-Month USD Libor+600 basis points), 11/25/2025[3,4]	4,437,931
4,983,919	Twin Brook Consumer Senior Secured Loan Term Loan, 6.500% (3-Month USD Libor+550 basis points), 2/14/2024[2,3,4,6]	4,942,539
	Twin Brook Healthcare Senior Secured Loan
4,845,503	Term Loan, 7.500% (3-Month USD Libor+575 basis points), 11/16/2022[2,3,4,6]	4,844,087
4,912,500	Term Loan, 6.500% (1-Month USD Libor+575 basis points), 7/1/2024[2,3,4,6]	4,761,529
10,000,000	Term Loan, 7.000% (3-Month USD Libor+600 basis points), 3/5/2026[2,3,4]	9,850,000
	USME Holdings LLC
743,478	Delayed Draw, 0.500%, 11/24/2026[2,4,7]	740,730
936,232	Revolver, 0.500%, 11/24/2026[2,4,7]	928,084
5,905,489	Term Loan, 6.500% (3-Month USD Libor+550 basis points), 11/24/2026[2,3,4]	5,854,093
	Vital Care Buyer, LLC
1,777,778	Revolver, 0.500%, 10/19/2025[2,4,7]	1,748,955
6,206,667	Term Loan, 7.000% (3-Month USD Libor+600 basis points), 10/19/2025[2,3,4]	6,106,038
		219,302,371
	INDUSTRIALS — 23.6%
4,664,650	3SI Holdco, Inc. Term Loan, 6.750% (3-Month USD Libor+575 basis points), 6/16/2023[2,3,4]	4,664,650
4,950,000	Airnov, Inc. Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/19/2025[2,3,4]	4,951,980

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
		AWT Merger Sub, Inc.
	$2,500,000	Delayed Draw, 1.000%, 12/17/2026[2,4,7]	$2,478,242
	821,429	Revolver, 1.000%, 12/17/2026[2,4,7]	814,280
	250,000	Revolver, 7.000% (3-Month USD Libor+600 basis points), 12/17/2026[2,3,4]	247,824
	6,412,500	Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/17/2026[2,3,4]	6,356,691
	10,000,000	BDP International, Inc. (BDP Buyer, LLC) Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/19/2024[3,4]	9,800,000
	979,548	Big Ass Fans LLC Term Loan, 4.750% (3-Month USD Libor+375 basis points), 5/21/2024[1,2,3]	978,730
		British Engineering Services Holdco Limited
GBP	950,968	Revolver, 5.500% (3-Month GBP Libor+525 basis points), 12/2/2027[3,4,5]	1,273,294
GBP	396,237	Term Loan, 5.500% (3-Month GBP Libor+525 basis points), 12/2/2027[3,4,5]	530,540
	7,000,000	Brook & Whittle Holdings Corp. Term Loan, 7.000% (3-Month USD Libor+600 basis points), 10/17/2024[2,3,4]	6,904,032
	4,713,573	Colonial Bag, LLC Term Loan, 5.500% (3-Month USD Libor+450 basis points), 9/3/2025[2,3,4]	4,684,349
		Comar Holding Company, LLC
	433,302	Delayed Draw, 1.000%, 6/18/2024[2,4,7]	432,785
	4,974,440	Term Loan, 6.500% (3-Month USD Libor+550 basis points), 6/18/2024[2,3,4]	4,968,504
	346,641	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 6/18/2024[2,3,4]	346,228
		Continental Acquisition Holdings, Inc.
	2,678,571	Delayed Draw, 1.000%, 1/20/2027[4,7]	2,651,786
	7,321,429	Term Loan, 7.000% (3-Month USD Libor+600 basis points), 1/20/2027[3,4]	7,175,000
	8,000,000	Dispatch Acquisition Term Loan, 5.000% (3-Month USD Libor+425 basis points), 3/25/2028[3,4]	7,920,000
	4,142,706	Empire Auto Term Loan, 6.500% (3-Month USD Libor+550 basis points), 9/5/2024[2,3,4]	4,137,762
	982,500	GlobalTranz Enterprises, Inc. Term Loan, 5.118% (3-Month USD Libor+500 basis points), 5/15/2026[1,2,3,4]	947,007
	7,959,287	Holley Purchaser, Inc. Term Loan, 5.211% (3-Month USD Libor+500 basis points), 10/26/2025[3,4]	7,952,180
		HPS Industrials Senior Secured Loan
	9,924,623	Term Loan, 8.500% (3-Month USD Libor+750 basis points), 5/31/2022[2,3,4,6]	9,924,623
	4,923,721	Term Loan, 7.500% (3-Month USD Libor+600 basis points), 12/29/2022[2,3,4,6]	4,832,612
	4,846,939	Term Loan, 6.500% (3-Month USD Libor+550 basis points), 9/25/2024[2,3,4,6]	4,895,408
	9,922,132	Term Loan, 6.500% (3-Month USD Libor+600 basis points), 7/25/2025[2,3,4,6]	10,070,964
	982,195	Icebox Holdings, Inc. Term Loan, 4.000% (1-Month USD Libor+325 basis points), 12/17/2024[1,2,3,4]	979,125
	15,000,000	IEA Energy Services Term Loan, 6.250% (3-Month USD Libor+625 basis points), 9/25/2024[3,4]	15,000,000

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
		ISS Compressors Industries, Inc.
	$416,667	Revolver, 0.500%, 8/9/2026[2,4,7]	$403,862
	4,516,666	Term Loan, 6.500% (3-Month USD Libor+550 basis points), 8/9/2026[2,3,4]	4,377,860
		Jade Bidco Limited
EUR	534,451	Term Loan, 6.500% (6-Month EUR Libor+450 basis points), 12/3/2026[3,4,5]	615,806
	3,350,188	Term Loan, 6.500% (3-Month USD Libor+450 basis points), 12/3/2026[3,4]	3,291,560
		Komline-Sanderson Goup Inc
	6,031,250	Delayed Draw, 0.500%, 3/17/2026[4,7]	6,001,094
	1,875,000	Revolver, 0.500%, 3/17/2026[4,7]	1,856,250
	3,515,625	Delayed Draw, 6.500% (3-Month USD Libor+600 basis points), 3/17/2026[3,4]	3,498,047
	468,750	Revolver, 6.500% (3-Month USD Libor+600 basis points), 3/17/2026[3,4]	464,063
	8,109,375	Term Loan, 6.500% (3-Month USD Libor+600 basis points), 3/17/2026[3,4]	8,028,281
	5,115,773	Lav Gear Holdings, Inc. Term Loan, 8.500% (1-Month USD Libor+550 basis points), 10/31/2024[2,3,4]	4,699,870
	9,875,000	PaperWorks Industries, Inc Term Loan, 8.250% (3-Month USD Libor+725 basis points), 12/18/2025[2,3,4]	9,790,278
	985,000	PHM Netherlands Midco B.V. Term Loan, 4.702% (3-Month USD Libor+450 basis points), 8/1/2026[1,2,3,4,5]	978,893
	1,477,500	Q Holding Co. Term Loan, 6.000% (3-Month USD Libor+500 basis points), 12/20/2023[2,3,4]	1,403,625
		Radwell International, LLC
	1,242,632	Revolver, 0.500%, 12/11/2026[4,7]	1,217,780
	1,227,898	Delayed Draw, 1.000%, 12/11/2026[4,7]	1,203,340
	1,227,898	Delayed Draw, 5.750% (3-Month USD Libor+475 basis points), 12/11/2026[3,4]	1,203,340
	476,425	Revolver, 5.750% (3-Month USD Libor+475 basis points), 12/11/2026[3,4]	466,896
	10,798,084	Term Loan, 5.750% (3-Month USD Libor+475 basis points), 12/11/2026[3,4]	10,582,122
		RCS Industrials Senior Secured Loan
	285,714	Revolver, 0.500%, 1/31/2025[4,6,7]	281,082
	1,701,429	Term Loan, 6.000% (3-Month USD Libor+500 basis points), 1/31/2025[3,4,6]	1,673,843
		Sonny`s Enterprises, LLC
	640,244	Revolver, 0.500%, 8/5/2025[2,4,7]	631,466
	912,348	Delayed Draw, 8.000% (3-Month USD Libor+700 basis points), 8/5/2026[2,3,4]	899,840
	5,915,396	Term Loan, 8.000% (3-Month USD Libor+700 basis points), 8/5/2026[2,3,4]	5,834,298
		Spartronics LLC
	2,354,731	Revolver, 0.500%, 12/31/2025[4,7]	2,337,071
	292,328	Revolver, 5.500% (3-Month USD Libor+475 basis points), 12/31/2025[3,4]	290,135
	4,852,941	Term Loan, 5.500% (3-Month USD Libor+475 basis points), 12/31/2025[3,4]	4,816,544
	985,000	Tank Holding Corp. Term Loan, 3.359% (3-Month USD Libor+400 basis points), 3/26/2026[1,2,3,4]	972,382

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
	$304,491	TecoStar Holdings, Inc. Term Loan, 4.500% (3-Month USD Libor+325 basis points), 5/1/2024[1,2,3,4]	$300,240
	5,991,692	Time Manufacturing Acquisition LLC Term Loan, 6.000% (3-Month USD Libor+500 basis points), 2/3/2023[3,4]	5,977,312
		Transtar
	1,448,276	Delayed Draw, 0.500%, 1/22/2027[4,7]	1,433,793
	10,525,345	Term Loan, 8.000% (1-Month USD Libor+700 basis points), 1/22/2027[3,4]	10,420,091
		Trident Maritime Systems, Inc.
	1,222,222	Revolver, 0.500%, 2/26/2027[4,7]	1,200,833
	222,222	Revolver, 6.500% (1-Month USD Libor+550 basis points), 2/26/2027[3,4]	218,333
	13,555,556	Term Loan, 6.500% (1-Month USD Libor+550 basis points), 2/26/2027[3,4]	13,318,333
	15,000,000	TSL Engineered Products, LLC Term Loan, 5.500% (3-Month USD Libor+475 basis points), 1/8/2028[3,4]	14,962,500
	7,406,250	Twin Brook Aerospace Senior Secured Loan Term Loan, 6.250% (1-Month USD Libor+575 basis points), 12/6/2024[2,3,4,6]	7,148,236
	3,940,200	Twin Brook Plastics Senior Secured Loan Term Loan, 6.000% (1-Month USD Libor+500 basis points), 8/15/2025[2,3,4,6]	3,895,650
	15,000,000	Urban Mining Company Term Loan, 11.000% (3-Month USD Libor+800 basis points), 8/23/2021[3,4]	15,000,000
EUR	1,300,000	UTAC Group Term Loan, 5.750% (3-Month EUR Libor+575 basis points), 9/29/2027[3,4,5]	1,484,586
	17,325,000	Valcourt Term Loan, 6.500% (3-Month USD Libor+550 basis points), 1/7/2027[3,4]	17,151,750
	9,974,470	VRC Companies, LLC Term Loan, 7.500% (3-Month USD Libor+650 basis points), 3/31/2023[3,4]	9,949,534
	10,000,000	Watlow Electric Manufacturing Company Term Loan, 4.500% (3-Month USD Libor+400 basis points), 3/2/2028[3,4]	9,950,000
			316,149,415
		MATERIALS — 3.3%
	1,439,628	ADG Acquisiton, LLC Delayed Draw, 6.875% (3-Month USD Libor+5,875 basis points), 12/14/2023[2,3,4]	1,400,709
	1,202,181	Anchor Packaging LLC Term Loan, 4.115% (1-Month USD Libor+400 basis points), 7/18/2026[1,2,3]	1,205,186
		Consolidated Label Co.
	578,516	Revolver, 0.500%, 7/15/2026[2,4,7]	573,481
	3,731,719	Term Loan, 6.750% (3-Month USD Libor+625 basis points), 7/15/2026[2,3,4]	3,699,241
		Fortis Solutions Group, LLC
	4,974,441	Term Loan, 6.000% (3-Month USD Libor+500 basis points), 12/15/2023[2,3,4]	4,931,147
	4,987,500	Term Loan, 6.000% (1-Month USD Libor+550 basis points), 12/15/2023[3,4]	4,944,093
	557,355	Helix Acquisition Holdings, Inc. Term Loan, 3.970% (3-Month USD Libor+375 basis points), 9/29/2024[1,2,3,4]	536,223

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
$8,154,703	HPS Materials Senior Secured Loan Term Loan, 6.875% (3-Month USD Libor+5,875 basis points), 12/14/2023[2,3,4,6]	$7,934,244
	Pregis TopCo LLC
987,500	Term Loan, 3.865% (1-Month USD Libor+400 basis points), 8/1/2026[1,2,3,4]	981,224
5,000,000	Term Loan, 8.500% (3-Month USD Libor+800 basis points), 8/1/2027[3,4]	4,981,517
7,000,000	Pretium PKG Holdings, Inc. Term Loan, 9.000% (1-Month USD Libor+825 basis points), 11/5/2028[1,3,4]	6,923,068
	V Global Holdings LLC
749,618	Revolver, 0.500%, 12/22/2025[2,4,7]	731,835
4,625,000	Term Loan, 7.000% (1-Month USD Libor+600 basis points), 12/22/2027[2,3,4]	4,515,282
		43,357,250
	TECHNOLOGY — 21.3%
	1WorldSync, Inc.
146,126	Delayed Draw, 6.250% (3-Month USD Libor+625 basis points), 7/8/2025[3,4]	143,391
5,823,710	Term Loan, 7.250% (3-Month USD Libor+625 basis points), 7/8/2025[3,4]	5,714,712
	Applied Technical Services
2,272,727	Delayed Draw, 0.500%, 12/29/2026[2,4,7]	2,250,193
909,091	Revolver, 0.500%, 12/29/2026[2,4,7]	889,791
6,801,136	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	6,656,749
15,000,000	Arcstor Midco LLC TL Term Loan, 8.000% (3-Month USD Libor+700 basis points), 3/16/2027[3,4]	14,700,000
2,568,932	AVI-SPL Term Loan, 6.380% (3-Month USD Libor+538 basis points), 3/10/2027[3,4]	2,530,398
1,970,000	Bazaarvoice Term Loan, 6.750% (3-Month USD Libor+575 basis points), 2/1/2024[3,4]	1,940,450
1,965,000	Clarus Term Loan, 7.500% (3-Month USD Libor+650 basis points), 7/1/2025[3,4]	1,935,525
	Clubessential LLC
292,822	Revolver, 0.500%, 1/10/2024[4,7]	288,430
292,823	Revolver, 7.250% (3-Month USD Libor+625 basis points), 1/10/2024[3,4]	288,430
6,017,063	Revolver, 7.250% (3-Month USD Libor+625 basis points), 1/10/2024[3,4]	5,926,807
	CommentSold, Inc.
454,545	Revolver, 0.500%, 11/20/2026[2,4,7]	451,283
4,534,091	Term Loan, 7.000% (1-Month USD Libor+600 basis points), 11/20/2026[2,3,4]	4,501,558
	Connectwise, LLC.
331,858	Revolver, 0.500%, 2/28/2025[4,7]	331,858
4,576,178	Term Loan, 6.250% (3-Month USD Libor+600 basis points), 2/28/2025[2,3,4]	4,576,178
22,124	Revolver, 6.250% (3-Month USD Libor+600 basis points), 2/28/2025[3,4]	22,124
10,000,000	Conservice Midco, LLC Term Loan, 7.952% (3-Month USD Libor+775 basis points), 5/13/2028[3,4]	10,000,000
7,406,250	Constellation Term Loan, 6.250% (3-Month USD Libor+525 basis points), 4/9/2026[2,3,4]	7,305,548

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
		DataLink, LLC
	$1,185,484	Delayed Draw, 0.500%, 11/20/2026[2,4,7]	$1,175,166
	846,774	Revolver, 0.500%, 11/20/2026[2,4,7]	839,405
	6,633,770	Term Loan, 7.250% (3-Month USD Libor+625 basis points), 11/20/2026[2,3,4]	6,576,035
	12,500,000	DCert Buyer, Inc. Term Loan, 7.108% (1-Month USD Libor+700 basis points), 2/24/2029[3,4]	12,617,250
	6,000,000	Diligent Corporation Term Loan, 6.750% (3-Month USD Libor+575 basis points), 8/4/2025[3,4]	5,940,000
	9,923,858	Gerson Lehrman Group Term Loan, 5.250% (3-Month USD Libor+425 basis points), 12/5/2024[2,3,4]	9,923,858
SEK	11,250,000	Goldcup 25952 AB Term Loan, 6.250% (3-Month EUR Libor+625 basis points), 8/18/2027[3,4,5]	1,268,821
		Hawkeye AcquisitionCo, LLC
	4,000,000	Delayed Draw, 0.500%, 11/19/2026[4,7]	3,960,000
	500,000	Revolver, 0.500%, 11/19/2026[4,7]	495,000
	5,486,250	Term Loan, 7.750% (3-Month USD Libor+675 basis points), 11/19/2026[3,4]	5,431,387
	4,937,500	Holdco Sands Intermediate LLC Term Loan, 7.500% (1-Month USD Libor+600 basis points), 12/19/2025[1,2,3,4]	4,902,933
	2,000,000	HotSchedules/Fourth Term Loan, 7.750% (3-Month USD Libor+675 basis points), 7/9/2025[3,4]	1,970,000
		HS Purchaser LLC
	7,443,609	Term Loan, 5.750% (1-Month USD Libor+475 basis points), 11/19/2026[1,2,3,4]	7,494,784
	2,487,437	Term Loan, 5.750% (1-Month USD Libor+475 basis points), 11/19/2026[1,3,4]	2,504,538
	1,477,049	Idera, Inc. Term Loan, 5.000% (1-Month USD Libor+375 basis points), 3/2/2028[1,2,3,4]	1,469,848
		insightsoftware
	193,222	Revolver, 0.500%, 5/24/2024[4,7]	190,573
	1,509,434	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 5/24/2024[3,4]	1,500,076
	3,473,952	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 5/24/2024[3,4]	3,452,414
	154,578	Revolver, 6.750% (3-Month USD Libor+575 basis points), 5/24/2024[3,4]	152,459
	6,647,805	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 5/24/2024[3,4]	6,556,665
	979,950	Intermedia Holdings, Inc. Term Loan, 7.000% (3-Month USD Libor+600 basis points), 7/19/2025[1,2,3,4]	982,096
	10,000,000	iOffice, LP Term Loan, 8.500% (3-Month USD Libor+700 basis points), 10/18/2024[3,4]	9,912,760
	7,000,000	Ivanti Software, Inc. Term Loan, 9.500% (3-Month USD Libor+850 basis points), 12/1/2028[3,4]	6,790,000
NOK	13,125,000	Jigsaw Bidco AS Term Loan, 7.250% (3-Month NOK Nibor+725 basis points), 5/3/2024[3,4,5]	1,511,496

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
	$9,975,000	Kona Buyer, LLC Term Loan, 6.250% (3-Month USD Libor+550 basis points), 12/11/2027[3,4]	$9,738,365
	17,456,250	Marlin DTC-LS Midco 2, LLC Term Loan, 7.500% (3-Month USD Libor+650 basis points), 7/1/2025[3,4]	17,107,125
	4,500,000	MedAssets Software Intermediate Holdings Term Loan, 8.500% (3-Month USD Libor+775 basis points), 1/28/2029[3,4]	4,410,000
SEK	11,192,758	Mefla 3 AB Term Loan, 8.000% (3-Month SEK Stibor+800 basis points), 9/1/2023[3,4,5]	1,262,365
GBP	218,601	Mefla UK Limited Term Loan, 8.000% (3-Month GBP Libor+800 basis points), 9/1/2023[3,4,5]	296,832
	491,184	NAVEX TopCo, Inc. Term Loan, 3.360% (3-Month USD Libor+325 basis points), 9/5/2025[1,2,3,4]	488,298
		New Era Technology, Inc.
	812,500	Delayed Draw, 1.000%, 9/24/2025[4,7]	806,090
	4,974,811	Term Loan, 6.250% (3-Month USD Libor+450 basis points), 9/24/2025[2,3,4]	4,931,514
	4,177,031	Delayed Draw, 6.500% (3-Month USD Libor+525 basis points), 9/24/2025[3,4]	4,144,076
		PaySimple, Inc.
	161,726	Delayed Draw, 5.500% (1-Month USD Libor+550 basis points), 8/23/2025[1,2,3,4]	161,726
	492,500	Term Loan, 5.620% (1-Month USD Libor+550 basis points), 8/23/2025[1,2,3,4]	492,500
		PCS Software
	206,104	Revolver, 0.500%, 7/1/2024[4,7]	206,104
	157,609	Revolver, 7.250% (3-Month USD Libor+575 basis points), 7/1/2024[3,4]	157,609
	4,950,000	Term Loan, 7.250% (3-Month USD Libor+575 basis points), 7/1/2024[3,4]	4,950,000
	5,969,543	PDI TA Holdings, Inc. Term Loan, 5.514% (3-Month USD Libor+450 basis points), 10/24/2024[3,4]	5,967,799
		Pegasus Global Enterprise Holdings, LLC
	1,944,167	Delayed Draw, 0.500%, 5/29/2025[2,4,7]	1,927,247
	102,069	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 5/29/2025[2,3,4]	101,180
	2,782,840	Term Loan, 7.250% (3-Month USD Libor+625 basis points), 5/29/2025[2,3,4]	2,758,620
	5,000,000	Provation Software Group, Inc. Term Loan, 8.500% (1-Month USD Libor+775 basis points), 12/22/2028[3,4]	4,906,980
	4,974,555	Q-Centrix LLC Term Loan, 5.500% (3-Month USD Libor+450 basis points), 5/30/2025,3,4	4,943,713
EUR	2,153,391	Questel Unite Term Loan, 6.250% (3-Month EUR Libor+625 basis points), 12/17/2027[3,4,5]	2,471,792
	982,500	QuickBase, Inc. Term Loan, 4.109% (3-Month USD Libor+400 basis points), 4/3/2026[1,2,3,4]	981,070
		RCS Industrials Senior Secured Loan
	138,889	Revolver, 0.500%, 2/3/2026[2,4,6,7]	138,028
	125,000	Delayed Draw, 1.000%, 2/3/2026[2,4,6,7]	124,225

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
	$221,111	Delayed Draw, 6.500% (3-Month USD Libor+525 basis points), 2/3/2026[2,3,4,6]	$219,740
	69,444	Revolver, 6.500% (3-Month USD Libor+575 basis points), 2/3/2026[2,3,4,6]	69,014
	1,929,861	Term Loan, 6.500% (3-Month USD Libor+525 basis points), 2/3/2026[2,3,4,6]	1,917,896
	2,912,359	RCS Technology Senior Secured Loan Term Loan, 6.750% (3-Month USD Libor+575 basis points), 2/28/2025[3,4,6]	2,879,722
	979,950	RevSpring, Inc. Term Loan, 4.359% (3-Month USD Libor+425 basis points), 10/11/2025[1,2,3,4]	977,907
	4,775,000	RPX Corporation Term Loan, 7.000% (3-Month USD Libor+600 basis points), 10/23/2025[3,4]	4,673,677
	444,974	S2P Acquisition Borrower, Inc. Term Loan, 4.115% (3-Month USD Libor+400 basis points), 8/14/2026[1,2,3]	445,810
	1,485,000	SmartLinx Term Loan, 7.000% (3-Month USD Libor+600 basis points), 3/5/2026[3,4]	1,462,725
	1,496,250	TaxSlayer Term Loan, 7.500% (3-Month USD Libor+650 basis points), 12/31/2026[3,4]	1,473,806
GBP	12,230,216	UKFast Leaders Limited Term Loan, 6.840% (3-Month GBP Libor+675 basis points), 9/8/2027[3,4,5]	16,441,834
		Uniguest
	526,316	Revolver, 0.500%, 12/17/2025[4,7]	517,847
	3,342,105	Delayed Draw, 1.000%, 12/17/2025[4,7]	3,303,237
	866,250	Delayed Draw, 8.000% (1-Month USD Libor+700 basis points), 12/17/2025[3,4]	856,176
	5,250,000	Term Loan, 8.000% (1-Month USD Libor+700 basis points), 12/17/2025[3,4]	5,165,526
	2,450,000	Worksoft Term Loan, 6.750% (3-Month USD Libor+575 basis points), 2/22/2025[3,4]	2,413,250
			284,362,414
		UTILITIES — 0.2%
	2,889,097	TS OpCo Holding LLC Term Loan, 5.750% (3-Month USD Libor+475 basis points), 9/28/2023[3,4]	2,838,785
		TOTAL SENIOR SECURED LOANS
		(Cost $1,154,839,714)	1,156,447,023

Number of Shares
	PRIVATE INVESTMENT VEHICLES — 22.7%
	INVESTMENT PARTNERSHIPS — 6.9%
N/A	AG Direct Lending Fund II L.P.[2,8]	23,391,483
N/A	AG Direct Lending Fund III L.P.[2,9]	19,474,768
N/A	Ares Commercial Finance LP22	11,309,134
N/A	Crescent Mezzanine Partners VIIC, L.P. [23]	6,556,901
N/A	HPS Mezzanine Partners 2019 LP [10]	4,985,935
N/A	Providence Debt Fund III (Non-US) L.P. [24]	3,876,539
N/A	Silver Point Specialty Credit Fund II, L.P.[11]	12,491,175

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	INVESTMENT PARTNERSHIPS (Continued)
N/A	Varagon Capital Direct Lending Fund[25]	$10,015,342
		92,101,277
	JOINT VENTURES — 4.4%
N/A	BDCA Senior Loan Fund LLC[26]	44,391,402
N/A	Middle Market Credit Fund II, LLC[12]	14,961,058
		59,352,460
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 10.1%
695,088	Barings Capital Investment Corporation[27]	15,189,863
5,892,548	Business Development Corp. of America [2,13]	41,650,625
6,000,000	New Mountain Guardian III BDC, LLC[2,14]	60,673,383
1,208,563	Owl Rock Technology Finance Corp.[15]	18,244,656
		135,758,527
	PRIVATE EQUITY — 0.5%
4.67	Owl Rock Capital Technology Holdings LLC[4,16]	6,828,641
	SPECIAL PURPOSE VEHICLE FOR SENIOR SECURED BONDS — 0.8%
N/A	Endurance II L.P.[17]	10,312,256
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $281,646,813)	304,353,161

Principal Amount
	COLLATERALIZED LOAN OBLIGATIONS — 10.6%
$12,000,000	ABPCI Direct Lending Fund CLO X LP 10.717% (3-Month USD Libor+1,047 basis points), 1/20/2032[1,3,4,18]	11,489,014
	BlackRock Elbert CLO V Ltd.
39,500,000	16.590%, 12/15/2031*,1,4,18,19	40,258,597
11,000,000	9.664% (3-Month USD Libor+940 basis points), 12/15/2031[1,3,18]	10,771,151
27,906,977	BlackRock Shasta CLO VII*,1,4,18,19 6.690%, 1/22/2033	28,162,613
10,000,000	Monroe Capital MML CLO IX Ltd. 8.922% (3-Month USD Libor+870 basis points), 10/22/2031[1,3,4,18,20]	9,876,284
2,910,000	Monroe Capital MML CLO VII Ltd. 7.432% (3-Month USD Libor+725 basis points), 11/22/2030[1,3,4,18]	2,790,502
	Monroe Capital MML CLO VIII, Ltd.
9,850,000	5.032% (3-Month USD Libor+485 basis points), 5/22/2031[1,3,4,18,20]	9,378,276
10,000,000	8.332% (3-Month USD Libor+815 basis points), 5/22/2031[1,3,18,20]	9,687,690
15,000,000	16.000%, 5/22/2031*,1,4,18,19	11,351,010
	Monroe Capital MML CLO X Ltd.
5,000,000	7.082% (3-Month USD Libor+690 basis points), 8/20/2031[1,3,4,18,20]	5,101,684

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$3,000,000	9.033% (3-Month USD Libor+885 basis points), 8/20/2031[1,3,4,18]	$2,999,655
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $143,422,682)	141,866,476

Number of Shares
	COMMON STOCKS — 0.6%
	FINANCIALS — 0.6%
162,337	Ares Capital Corp.	3,037,325
41,299	Barings BDC, Inc.	412,164
74,047	Golub Capital BDC, Inc.	1,082,567
38,031	New Mountain Finance Corp.	471,585
154,757	Owl Rock Capital Corp.	2,131,004
153	Stellus Capital Investment Corp.	1,943
42,545	TPG Specialty Lending, Inc.	894,721
		8,031,309
	TOTAL COMMON STOCKS
	(Cost $8,105,243)	8,031,309

Principal Amount
	EQUIPMENT LEASES — 0.3%
$4,372,629	Cyxtera Equipment Leases 8.250%, 1/1/2024[4]	4,372,629
	TOTAL EQUIPMENT LEASES
	(Cost $4,372,629)	4,372,629

Number of Shares
	SHORT-TERM INVESTMENTS — 0.8%
$10,456,513	State Street Institutional U.S. Government Money Market Fund, 0.04%[21]	10,456,513
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,456,513)	10,456,513
	TOTAL INVESTMENTS — 121.5%
	(Cost $1,602,843,594)	1,625,527,111
	Liabilities Less Other Assets — (21.5)%	(288,166,933)
	NET ASSETS — 100.0%	$1,337,360,178

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	REVERSE REPURCHASE AGREEMENTS — (1.0)%
$(4,353,000)	Agreement with Deutsche Bank AG, 1.887%, dated 3/22/2021, to be repurchased at $4,373,987 on 6/22/2021, collateralized by Monroe Capital MML CLO IX Ltd. with maturity of 10/22/2031, with total market value of $9,876,284.	$(4,353,000)
(1,928,000)	Agreement with Deutsche Bank AG, 1.437%, dated 3/22/2021, to be repurchased at $1,935,078 on 6/22/2021, collateralized by Monroe Capital MML CLO VIII, Ltd. with various maturity of 5/22/2031, with total market of $9,378,276	(1,928,000)
(3,005,000)	Agreement with Deutsche Bank AG, 1.443%, dated 3/29/2021, to be repurchased at $3,016,081 on 6/29/2021, collateralized by Monroe Capital MML CLO VIII, Ltd. with various maturity of 5/22/2031, with total market of $9,378,276	(3,005,000)
(1,713,000)	Agreement with Deutsche Bank AG, 1.636%, dated 3/22/2021, to be repurchased at $1,720,165 on 6/22/2021, collateralized by Monroe Capital MML CLO VIII, Ltd. with various maturity of 5/22/2031, with total market of $9,687,690	(1,713,000)
(2,550,000)	Agreement with Deutsche Bank AG, 1.443%, dated 3/29/2021, to be repurchased at $2,559,404 on 6/29/2021, collateralized by Monroe Capital MML CLO VIII, Ltd. with various maturity of 8/20/2031, with total market of $5,101,684	(2,550,000)
	Total REVERSE REPURCHASE AGREEMENTS
	(Proceeds $13,549,000)	(13,549,000)

LLC – Limited Liability Company

LP – Limited Partnership

BDC – Business Development Company

*	Subordinated note position. Rate shown is the effective yield as of period end.
[1]	Callable.
[2]	As of March 31, 2021 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $625,681,424 as of March 31, 2021. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Financial Statements for additional information.
[3]	Floating rate security. Rate shown is the rate effective as of period end.
[4]	Value was determined using significant unobservable inputs.
[5]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[6]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[7]	All or a portion of this holding is subject to unfunded loan commitments. See Note 2 for additional information.
[8]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide corporate financing support to U.S. middle market companies. The investment fund shall continue until December 31, 2024, with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. There were no unfunded capital commitments as of March 31, 2021.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

[9]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide corporate financing support to U.S. middle market companies. The investment fund shall continue until September 30, 2026, with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $1,600,000 as of March 31, 2021.
[10]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to generate current returns as well as long-term capital appreciation through investments in mezzanine securities. The investment fund shall continue until April 12, 2029 with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $5,504,197 as of March 31, 2021.
[11]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide corporate financing support to U.S. middle market companies. The investment fund shall continue until the 2nd anniversary of the end of the investment period with a six month extension available after the end of the investment period. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $37,825,621 as of March 31, 2021.
[12]	The Fund's investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund's investment strategy is to originate and invest in senior secured or unsecured loans, subordinated loans, mezzanine loans and equity-related securities in high growth technology and life-sciences related companies. The investment fund shall continue until the earliest of (i) an Exchange Listing, (ii) the fifth anniversary of the final closing, and (iii) August 10, 2025. There were no unfunded capital commitments as of March 31, 2021.
[13]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest primarily in first and second lien senior secured debt instruments and mezzanine debt issued by middle market companies. The investment permits redemptions of up to 10% at each semi-annual tender offer. There were no unfunded capital commitments as of March 31, 2021.
[14]	The Fund’s investment in the non-listed business development company is valued using net asset value as a practical expedient. The business development company’s investment strategy is to provide corporate financing support to U.S. middle market companies. The investment shall continue until July 15, 2025, with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment. Total unfunded capital commitments amount to $40,000,000 as of March 31, 2021.
[15]	The Fund's investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund's investment strategy is to originate and invest in senior secured or unsecured loans, subordinated loans, mezzanine loans and equity-related securities in high growth technology and life-sciences related companies. The investment fund does not permit the redemption of any capital until the termination of the investment fund. The investment fund shall continue until the earliest of (i) an Exchange Listing, (ii) the fifth anniversary of the final closing, and (iii) August 10, 2025. Total unfunded capital commitments amount to $16,865,012 as of March 31, 2021
[16]	Owl Rock Technology Holdings, LLC is a fund manager that manages and directs the activity of Owl Rock Technology Finance Corp. The Fund's investment in Owl Rock Technology Holdings, LLC was received for making capital commitments to Owl Rock Technology Finance Corp. The fund makes quarterly expense contributions and will be allocated any net income or net loss of the management company. Redemptions are not permitted and interests are only transferable upon approval of the Managing Member. There were no unfunded capital commitments as of March 31, 2021.
[17]	The Fund's investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund's investment strategy is to acquire and hold the notes in an international education company. The investment fund shall continue until the completion of the liquidation of the Partnership. The investment fund does not permit the redemption of any portion of the Fund's capital contributions until the termination of the investment fund. There were no unfunded capital commitments as of March 31, 2021.
[18]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $141,866,476, which represents 8.5% of total net assets of the Fund.
[19]	Variable rate security. Rate shown is the rate in effect as of period end.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

[20]	All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of 28,231,320 as of March 31, 2021.
[21]	The rate is the annualized seven-day yield at period end.
[22]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to achieve current income and long term capital appreciation through investments in commercial finance assets through a direct lending strategy and through the acquisition of specialty finance companies. The investment fund will dissolve an commence liquidation on June 30, 2025, unless earlier dissolved or extended. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $13,080,652 as of March 31, 2021.
[23]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest in privately negotiated mezzanine level subordinated debt and equity securities issued by larger middle-market companies. The investment fund will continue until the 10th anniversary of the Effective Date (December 21, 2015). The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $2,753,636 as of March 31, 2021.
[24]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest in secured debt, unsecured debt, and related equity securities issued primarily by US middle-market companies. The General Partner elected to extend the term of the investment fund for one year on December 31, 2020. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. There were no unfunded capital commitments as of March 31, 2021.
[25]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to invest in directly originated, senior secured loans to US middle-market companies. The fund shall continue for 5.5 years with two one year extensions available to the General Partner. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund. Total unfunded capital commitments amount to $40,000,000 as of March 31, 2021.
[26]	The Fund's investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund's investment strategy is to invest in senior secured, and to a lesser extent, mezzanine loans, unsecured loans, bonds and equity of private US middle-market companies. The investment fund shall continue until all investments are liquidated.
[27]	The Fund’s investment in the non-listed business development company is valued using net asset value as a practical expedient. The business development company’s investment strategy is to lend to and invest in senior secured private debt investments to middle-market companies. The investment shall continue until the earlier of (i) the occurrence of a liquidity event and (ii) the 7th anniversary of the initial closing. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment. Total unfunded capital commitments amount to $35,000,000 as of March 31, 2021.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of March 31, 2021 (Unaudited)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
AG Direct Lending Fund III L.P.	6/28/2019	18,102,555
New Mountain Guardian III BDC, LLC	3/27/2020	7,500,000
AG Direct Lending Fund II L.P.	3/31/2020	23,189,684
Business Development Corp. of America	4/1/2020	34,000,000
Owl Rock Capital Technology Holdings LLC	5/22/2020	507,083
Endurance II L.P.	8/24/2020	9,725,000
Owl Rock Technology Finance Corp.	9/24/2020	2,529,058
Middle Market Credit Fund II, LLC	11/3/2020	12,708,191
HPS Mezzanine Partners 2019 LP	11/16/2020	3,519,157
Silver Point Specialty Credit Fund II, L.P	12/15/2020	6,587,994
BDCA Senior Loan Fund LLC	1/20/2021	43,562,000
Varagon Capital Direct Lending	3/25/2021	10,000,000
Ares Commercial Finance LP	3/31/2021	11,309,134
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	6,556,901
Providence Debt Fund III (Non-US) L.P.	3/31/2021	3,876,539

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of March 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
British Pound	State Street	USD	April 30, 2021	(1,966,732)	(2,558,512)	(2,711,612)	(153,100)
British Pound	State Street	USD	May 04, 2021	(859,869)	(1,173,583)	(1,185,520)	(11,937)
British Pound	State Street	USD	May 10, 2021	(1,728,727)	(2,275,757)	(2,383,487)	(107,730)
British Pound	State Street	USD	June 15, 2021	(7,479,836)	(10,441,297)	(10,314,208)	127,089
British Pound	State Street	USD	June 30, 2021	(27,229,336)	(37,399,545)	(37,547,724)	(148,179)
Euro	State Street	USD	May 10, 2021	(842,224)	(1,023,601)	(988,541)	35,060
Euro	State Street	USD	June 30, 2021	(9,576,276)	(11,298,857)	(11,252,817)	46,040
Euro	State Street	USD	August 09, 2021	(2,757,521)	(3,333,650)	(3,243,115)	90,535
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(69,504,802)	$(69,627,024)	$(122,222)

EUR - Euro

GBP - British Pound

USD – U.S. Dollar

Cliffwater Corporate Lending Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust dated March 21, 2018 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement allows it to offer two classes of shares, Class A Shares and Class I Shares. Only Class I shares have been issued as of March 31, 2021.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include insurance companies, business development companies, asset management firms (on behalf of their investors), and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; and (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities. If they were rated, direct loans likely would be rated as below investment grade quality, often referred to as “junk” loans.

(a) Consolidation of Subsidiary

On February 3, 2020, CCLF SPV LLC (“CCLF SPV”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The investment objective of the CCLF SPV is the same as the Fund’s objective. The consolidated Schedule of Investments of the Fund include the accounts of CCLF SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2021 net assets of the CCLF SPV LLC were $384,419,040, or approximately 28.74% of the Fund’s total net assets.

Cliffwater Corporate Lending Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions.

Loan Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of March 31, 2021, the Fund had the following unfunded loan commitments as noted in the consolidated Schedule of Investments with a total principal amount of $85,705,061.

Borrower	Type	Principal Amount	Value
Apex Service Partners	Delayed Draw	$1,788,778	$1,764,217
Applied Technical Services	Delayed Draw	2,272,727	2,250,193
Applied Technical Services	Revolver	909,091	889,791
AWT Merger Sub, Inc.	Delayed Draw	2,500,000	2,478,242
AWT Merger Sub, Inc.	Revolver	821,429	814,280

Cliffwater Corporate Lending Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Barracuda Dental LLC	Delayed Draw	919,540	908,046
Barracuda Dental LLC	Revolver	390,804	384,495
Bendon	Revolver	1,800,000	1,782,000
Fleetwash, Inc.	Delayed Draw	276,131	275,110
V Global Holdings LLC	Revolver	749,618	731,835
Clubessential LLC	Revolver	292,823	288,430
Comar Holding Company, LLC	Delayed Draw	433,302	432,785
Consolidated Label Co.	Revolver	578,516	573,481
Continental Acquisition Holdings, Inc.	Delayed Draw	2,678,571	2,651,786
CommentSold, Inc.	Revolver	454,545	451,283
Connectwise, LLC.	Revolver	331,858	331,858
D4C Dental Brands, Inc.	Delayed Draw	2,500,000	2,476,491
D4C Dental Brands, Inc.	Revolver	714,286	700,902
DataLink, LLC	Delayed Draw	1,185,484	1,175,166
DataLink, LLC	Revolver	846,774	839,404
DCA Holdings LLC	Delayed Draw	3,954,802	3,925,141
Integrated Oncology Network, LLC	Delayed Draw	699,641	691,801
RCS Industrials Senior Secured Loan	Revolver	285,714	281,082
GOVDELIVERY Holdings, LLC	Delayed Draw	1,341,004	1,330,946
GOVDELIVERY Holdings, LLC	Revolver	536,402	528,356
Hawkeye AcquisitionCo, LLC	Delayed Draw	4,000,000	3,960,000
Hawkeye AcquisitionCo, LLC	Revolver	500,000	495,000
ISS Compressors Industries, Inc.	Revolver	416,667	403,862
insightsoftware	Revolver	193,222	190,573
Komline-Sanderson Goup Inc	Delayed Draw	6,031,250	6,001,094
Komline-Sanderson Goup Inc	Revolver	1,875,000	1,856,250
RCS Industrials Senior Secured Loan	Delayed Draw	125,000	124,225
RCS Industrials Senior Secured Loan	Revolver	138,889	138,028
LOC Performance Products	Revolver	1,875,000	1,849,255
Marquee Dental	Delayed Draw	2,566,278	2,559,857
New Era Technology, Inc.	Delayed Draw	812,500	806,090
Obagi Cosmeceuticals	Revolver	2,000,000	1,960,000
PCS Software	Revolver	206,104	206,104
Pegasus Global Enterprise Holdings, LLC	Delayed Draw	1,944,167	1,927,247
Pentech Holdings, Inc.	Revolver	892,857	888,737
Pool & Electrical Products, LLC	Revolver	2,535,879	2,513,809
Pinnacle Treatment Centers, Inc.	Delayed Draw	228,571	228,571
Pinnacle Treatment Centers, Inc.	Revolver	285,714	285,714
Purfoods, LLC	Delayed Draw	3,000,000	2,973,890

Cliffwater Corporate Lending Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

The PromptCare Companies, Inc.	Delayed Draw	86,496	86,496
The PromptCare Companies, Inc.	Revolver	575,715	575,715
Radwell International, LLC	Delayed Draw	1,227,898	1,203,340
Radwell International, LLC	Revolver	1,242,632	1,217,780
Regent Holding Company, LLC	Revolver	2,345,865	2,304,812
Dreamstart BidCo	Term Loan	10,504	12,045
The Smilist Company	Delayed Draw	2,910,197	2,899,861
The Smilist Company	Revolver	582,039	577,057
Sonny`s Enterprises, LLC	Revolver	640,244	631,466
Spartronics LLC	Revolver	2,354,731	2,337,071
Spear Education, LLC	Delayed Draw	1,562,500	1,523,869
Pediatric Therapy Services, LLC	Delayed Draw	128,186	125,466
Trident Maritime Systems, Inc.	Revolver	1,222,222	1,200,833
Troy Gastro	Delayed Draw	2,561,576	2,535,961
Troy Gastro	Revolver	591,133	585,222
Transtar	Delayed Draw	1,448,276	1,433,793
Uniguest	Delayed Draw	3,342,105	3,303,237
Uniguest	Revolver	526,316	517,847
USME Holdings LLC	Delayed Draw	743,478	740,730
USME Holdings LLC	Revolver	936,232	928,084
Vital Care Buyer, LLC	Revolver	1,777,778	1,748,955
		$85,705,061	$84,815,067

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the consolidated Schedule of Investments and note #3 thereto. For the period ended March 31, 2021, the average balance outstanding and weighted average interest rate were $12,541,833 and 2.17%, respectively.

Cliffwater Corporate Lending Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	2021
	Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$-	$-	$-	$13,549,000	$13,549,000
Total	$-	$-	$-	$13,549,000	$13,549,000

Federal Income Taxes

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no provision is made by the Fund for federal income or excise taxes. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of March 31, 2021.

For U.S. income tax purposes, CCLF SPV is a disregarded entity and therefore is not subject to U.S. income taxes. As a wholly owned subsidiary, CCLF SPV’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income and net capital gain.

3. Fair Value of Investments

Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Cliffwater Corporate Lending Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment funds measured based upon Net Asset Value (“NAV”) as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2021:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$-	$4,039,929	$1,152,407,094	$-	$1,156,447,023
Private Investment Vehicles	-	-	6,828,641	297,524,520	304,353,161
Collateralized Loan Obligations	-	20,458,841	121,407,635	-	141,866,476
Common Stocks	8,031,309	-	-	-	8,031,309
Equipment Leases	-	-	4,372,629	-	4,372,629
Short-Term Investments	10,456,513	-	-	-	10,456,513
Total Investments, at fair value	$18,487,822	$24,498,770	$1,285,015,999	$297,524,520	$1,625,527,111

Other Financial Instruments[1]
Forward Contracts	$-	$298,724	$-	$-	$298,724
Total Assets	$18,487,822	$24,797,494	$-	$-	$1,625,825,835

Liabilities
Investments, at fair value
Reverse Repurchase Agreement	$-	$13,549,000	$-	$-	$13,549,000
Other Financial Instruments[1]
Forward Contracts	$-	420,946	$-	$-	$420,946
Total Liabilities, at fair value	$-	$13,969,946	$-	$-	$13,969,946

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Cliffwater Corporate Lending Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ending March 31, 2021.

	Senior Secured Loans	Collateralized Loan Obligations	Private Investment Vehicles	Equipment Leases	Total
Balance as of January 1, 2021	$709,359,963	$92,373,408	$6,766,715	-	$808,500,086
Purchases	491,245,191	27,906,977	-	4,500,000	523,652,168
Paydowns	(49,841,178)	-	-	(127,371)	(49,968,549)
Realized gains (losses)	466,107	-	-	-	466,107
Original issue discount and amendment fees	(677,528)	-	-	-	(677,528)
Accretion	409,598	43,328	-	-	452,926
Change in Unrealized appreciation (depreciation)	1,444,941	1,083,922	61,926	-	2,590,789
Transfers In	-	-	-	-	-
Transfers Out	-	-	-	-	-
Balance as of March 31, 2021	$1,152,407,094	$121,407,635	$6,828,641	$4,372,629	$1,285,015,999